Cover	12 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	THE CLOROX COMPANY
Entity Central Index Key	0000021076
Amendment Flag	true
Amendment Description	The Clorox Company is filing this Amendment No. 1 to its definitive proxy statement on Schedule 14A (the “Proxy Statement”), originally filed with the Securities and Exchange Commission (the “SEC”) on October 5, 2023 (the “Original Filing”), solely for the purpose of including the cover page required under 17 CFR § 240.14a-101 inadvertently omitted from the Original Filing. Except as described above, no changes have been made to the Original Filing, and this Proxy Statement does not modify, amend or update any of the other information contained in the Original Filing. The information contained in this Proxy Statement is as of the date of the Original Filing and does not reflect any information or events occurring after the date of the Original Filing